Document and Entity Information	Oct. 31, 2022
Cover [Abstract]
Entity Registrant Name	TERADATA CORP /DE/
Amendment Flag	false
Entity Central Index Key	0000816761
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 31, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-33458
Entity Tax Identification Number	75-3236470
Entity Address, Address Line One	17095 Via Del Campo
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92127
City Area Code	(866)
Local Phone Number	548-8348
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 per share
Trading Symbol	TDC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false